Expense Example - Columbia Select Small Cap Value Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 698
Expense Example, with Redemption, 3 Years	964
Expense Example, with Redemption, 5 Years	1,249
Expense Example, with Redemption, 10 Years	2,061
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	306
Expense Example, with Redemption, 3 Years	643
Expense Example, with Redemption, 5 Years	1,106
Expense Example, with Redemption, 10 Years	2,387
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	847
Expense Example, with Redemption, 10 Years	1,854
Class Inst2
Expense Example:
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	1,198
Class Inst
Expense Example:
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	582
Expense Example, with Redemption, 10 Years	1,291
Class Adv
Expense Example:
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	582
Expense Example, with Redemption, 10 Years	1,291
Class Inst3
Expense Example:
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	$ 1,138